SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Accrued payroll and welfare	$ 13,280	$ 40,289
Interest payable	857,919
Accrued professional fees	905,835	1,891,952
Others	35,744	25,382
Total	$ 1,812,778	$ 1,957,623